FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Changes in Fair Value
The change in the fair value of warrants to purchase preferred shares is summarized below:

	December 31,
	2 0 1 5	2 0 1 4
Balance at the beginning of year	407	3,926
Conversion to warrants to purchase ordinary share immediately prior to the IPO	(233)	-
Change in fair value	(174)	(3,519)
Balance at the end of year	-	407

Series C Preferred Stock [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Summary of Fair Value Assumptions
The following assumptions were used to estimate the value of the warrants to purchase series C1 and C2 convertible preferred shares:

	February 24, 2015 (conversion date)	December 31,
	2 0 1 5	2 0 1 4
Expected volatility	55.69%	51.7%
Risk-free rate	1.21%	1.58%
Dividend yield	0%	0%
Expected term (in years)	4.17	4.20

Series D Preferred Stock [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Summary of Fair Value Assumptions
The following assumptions were used to estimate the value of the warrants to purchase series D1 and D2 preferred shares:

December 31,
2 0 1 4
Expected volatility	60.12%
Risk-free rate	0.05%
Dividend yield	0%
Expected term (in years)	0.21